Pension And Postretirement Benefits (Weighted-Average Assumptions To Determine Net Periodic Benefit Costs) (Details) - Pension Plan, Defined Benefit [Member]	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.33%	4.82%	4.05%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.62%	7.62%	7.65%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.30%	3.30%	3.31%